Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Income Before Income Taxes	The income tax provision consists of the following:
	2023	2022
Current:
Hong Kong	$291,326	$810,236
Malaysia	7,279	4,232
	$298,605	$814,468

Deferred	-	-
	$298,605	$814,468

Schedule of Components of Income Tax Expense

The following is a reconciliation of the Company’s total income tax expense to the income before income taxes for the years ended December 31, 2023 and 2022, respectively.

	2023	2022
Income before provision for income taxes	$1,431,255	$4,499,468
Tax at the domestic income tax rate of 16.5%	236,157	742,412
Tax effect of Hong Kong graduated rates	(21,290)	(21,290)
Foreign tax rate differentials	2,102	1,322
Non-deductible expenses for tax purpose	110,412	37,595
Non-taxable income	(22,790)	-
Prior year accrual	(5,986)	54,429
Income tax expense	$298,605	$814,468